EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of ownership structure

			12/31/2024			12/31/2023
	Number of common shares	% of total shares	% of voting capital	Number of common shares	% of total shares	% of voting capital
Vicunha Aços S.A. (*)	552,412,693	41.66%	41.66%	543,617,803	40.99%	40.99%
Rio Iaco Participações S.A. (*)	45,706,242	3.45%	3.45%	45,706,242	3.45%	3.45%
CFL Ana Participações S.A. (*)	132,523,251	9.99%	9.99%	135,904,451	10.25%	10.25%
NYSE (ADRs)	283,799,438	21.40%	21.40%	273,702,845	20.64%	20.64%
Other shareholders	311,652,323	23.50%	23.50%	327,162,606	24.67%	24.67%
Outstanding shares	1,326,093,947	100.00%	100.00%	1,326,093,947	100.00%	100.00%
(*)	Controlling group companies.

Schedule of earning per share

	12/31/2024	12/31/2023	12/31/2022
	Common Shares
Earnings/(Loss) for the year	(2,591,851)	(318,206)	1,554,060
Weighted average number of shares	1,326,093,947	1,326,093,947	1,327,028,614
Basic and diluted loss per share	(1.95450)	(0.23996)	1.17108